SCHEDULE OF FUTURE OF LEASE LIABILITIES (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Right-of-use Assets
2023	$ 3,658
2024	2,171
Less: interest	(231)
Total lease liabilities	5,598	$ 5,617
Current liabilities	3,484	1,947
Non-current liabilities	$ 2,114	$ 3,670